Schedule of Investments (unaudited) June 30, 2020	iShares® U.S. Home Construction ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 14.8%
American Woodmark Corp.(a)	58,623	$4,434,830
Builders FirstSource Inc.(a)	439,693	9,101,645
Fortune Brands Home & Security Inc.(b)	526,887	33,683,886
JELD-WEN Holding Inc.(a)(b)	254,066	4,093,003
Lennox International Inc.	131,224	30,573,880
Masco Corp.	994,439	49,930,782
Masonite International Corp.(a)(b)	92,150	7,167,427
Owens Corning	406,631	22,673,745
PGT Innovations Inc.(a)	222,633	3,490,885
Quanex Building Products Corp.	123,923	1,720,051
Simpson Manufacturing Co. Inc.	149,132	12,580,776
Trex Co. Inc.(a)(b)	218,126	28,371,649
UFP Industries Inc.	230,386	11,406,411

		219,228,970

Construction Materials — 0.8%
Eagle Materials Inc.	156,904	11,017,799

Forest Products — 0.7%
Louisiana-Pacific Corp.	423,078	10,851,951

Home Furnishings — 2.8%
Ethan Allen Interiors Inc.	87,058	1,029,896
Leggett & Platt Inc.	498,847	17,534,472
Mohawk Industries Inc.(a)(b)	224,304	22,825,175

		41,389,543

Home Improvement Retail — 10.4%
Floor & Decor Holdings Inc., Class A(a)(b)	266,112	15,341,357
Home Depot Inc. (The)	267,394	66,984,871
Lowe’s Companies Inc.	522,989	70,666,273
Lumber Liquidators Holdings Inc.(a)(b)	108,872	1,508,966

		154,501,467

Homebuilding — 64.0%
Beazer Homes USA Inc.(a)	332,276	3,346,019
Cavco Industries Inc.(a)	98,150	18,928,228
Century Communities Inc.(a)(b)	326,120	9,998,839
DR Horton Inc.	3,765,154	208,777,789
Installed Building Products Inc.(a)(b)	240,756	16,559,198
KB Home	990,509	30,388,816
Lennar Corp., Class A	3,125,491	192,592,755
Lennar Corp., Class B	175,464	8,087,136
LGI Homes Inc.(a)(b)	248,326	21,860,138
M/I Homes Inc.(a)	324,519	11,176,434

Security	Shares	Value

Homebuilding (continued)
MDC Holdings Inc.	574,210	$20,499,297
Meritage Homes Corp.(a)	402,299	30,623,000
NVR Inc.(a)(b)	39,366	128,283,953
PulteGroup Inc.(b)	2,868,766	97,624,107
Skyline Champion Corp.(a)	567,472	13,812,268
Taylor Morrison Home Corp.(a)(b)	1,475,308	28,458,691
Toll Brothers Inc.(b)	1,315,236	42,863,541
TopBuild Corp.(a)(b)	379,250	43,147,273
TRI Pointe Group Inc.(a)	1,482,349	21,775,707

		948,803,189

Specialty Chemicals — 4.6%
Sherwin-Williams Co. (The)	117,106	67,669,702

Trading Companies & Distributors — 1.9%
Beacon Roofing Supply Inc.(a)(b)	259,528	6,843,753
Watsco Inc.	123,521	21,949,682

		28,793,435

Total Common Stocks — 100.0% (Cost: $1,590,205,966)		1,482,256,056

Short-Term Investments

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.52%(c)(d)(e)	32,049,014	32,090,678
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.13%(c)(d)	693,000	693,000

		32,783,678

Total Short-Term Investments — 2.2% (Cost: $32,757,839)		32,783,678

Total Investments in Securities — 102.2% (Cost: $1,622,963,805)		1,515,039,734

Other Assets, Less Liabilities — (2.2)%		(31,980,533)

Net Assets — 100.0%		$1,483,059,201

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® U.S. Home Construction ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	31,432,202	616,812	32,049,014	$32,090,678	$50,961	(b)	$19,663		$14,428
BlackRock Cash Funds: Treasury, SL Agency Shares	2,223,000	(1,530,000)	693,000	693,000	318		—		—

				$32,783,678	$51,279		$19,663		$14,428

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,482,256,056	$—	$—	$1,482,256,056
Money Market Funds	32,783,678	—	—	32,783,678

	$1,515,039,734	$—	$—	$1,515,039,734

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